UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Veda Management, LLC

Address:  101 Park Ave
          New York, New York 10178
          Attention: Manish Chopra


13F File Number: 028-12143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Manish Chopra
Title:  Managing Member
Phone:  212-984-2475


Signature, Place and Date of Signing:

/s/ Manish Chopra               New York, New York          August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                2

Form 13F Information Table Entry Total:           19

Form 13F Information Table Value Total:           $153,597
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Form 13F File Number                       Name
--------------------                       ----

(1) 028-12144                              Tiger Veda Global, L.P.
(2) 028-12700                              Tiger Veda L.P.


                                           FORM 13F INFORMATION TABLE
                                           Tiger Veda Management, LLC
                                                  June 30, 2011

COLUMN 1                      COLUMN  2       COLUMN 3  COLUMN 4     COLUMN 5          COLUMN 6      COLUMN 7      COLUMN 8

                              TITLE                      VALUE     SHRS OR  SH/ PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP      (X$1000)  PRN AMT  PRN CALL  DISCRETION      MGRS      SOLE   SHARED   NONE
--------------                ---------       ------     --------- -------- ---- ---- -----------     -----     -----  ------   ----
APPLE INC                     COM             037833100  10,050     29,940  SH        SHARED-DEFINED  01, 02            29,940
CABLEVISION SYS CORP          CL A NY CABLVS  12686C109  13,130    362,614  SH        SHARED-DEFINED  01, 02           362,614
CHARTER COMMUNICATIONS INC D  CL A NEW        16117M305  13,286    244,863  SH        SHARED-DEFINED  01, 02           244,863
COCA COLA ENTERPRISES INC NE  COM             19122T109   9,177    314,500  SH        SHARED-DEFINED  01, 02           314,500
GAFISA S A                    SPONS ADR       362607301   5,704    603,000  SH        SHARED-DEFINED  01, 02           603,000
GOOGLE INC                    CL A            38259P508   8,001     15,800  SH        SHARED-DEFINED  01, 02            15,800
GPO AEROPORTUARIO DEL PAC SA  SPON ADR B      400506101   4,864    118,744  SH        SHARED-DEFINED  01, 02           118,744
HARRY WINSTON DIAMOND CORP    COM             41587B100     499     30,000  SH        SHARED-DEFINED  01, 02            30,000
IRIDIUM COMMUNICATIONS INC    COM             46269C102   1,413    163,369  SH        SHARED-DEFINED  01, 02           163,369
LIBERTY GLOBAL INC            COM SER C       530555309   4,458    104,397  SH        SHARED-DEFINED  01, 02           104,397
LORAL SPACE & COMMUNICATNS I  COM             543881106  17,902    257,688  SH        SHARED-DEFINED  01, 02           257,688
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT  55608B105   9,953    360,620  SH        SHARED-DEFINED  01, 02           360,620
NII HLDGS INC                 CL B NEW        62913F201   9,763    230,363  SH        SHARED-DEFINED  01, 02           230,363
ORIENTAL FINL GROUP INC       COM             68618W100   5,274    409,122  SH        SHARED-DEFINED  01, 02           409,122
RENAISSANCERE HOLDINGS LTD    COM             G7496G103  10,064    143,880  SH        SHARED-DEFINED  01, 02           143,880
SBA COMMUNICATIONS CORP       COM             78388J106  11,766    308,079  SH        SHARED-DEFINED  01, 02           308,079
SCORPIO TANKERS INC           SHS             Y7542C106   4,966    497,089  SH        SHARED-DEFINED  01, 02           497,089
SEMGROUP CORP                 CL A            81663A105   1,595     62,119  SH        SOLE                     62,119
GRACE W R & CO DEL NEW        COM             38388F108  11,732    257,104  SH        SHARED-DEFINED  01, 02           257,104



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